UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05742 and 811-07885

Name of Fund: BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC , 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2011

Date of reporting period: 12/31/2011

Item 1 – Report to Stockholders

December 31, 2011

Annual Report

BlackRock Index Equity Portfolio | of BlackRock FundsSM

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011

Dear Shareholder

Investors endured a very difficult environment in 2011. Financial markets were extremely volatile as a number of high-profile global events drove frequent about-face changes in investor sentiment. As the year progressed, news flow increasingly influenced trading decisions, to the point where company fundamentals were largely ignored. In the end, lower-risk assets won the “risk on — risk off” trading tug-of-war that characterized 2011’s market activity.

Early in the year, political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted global supply chains and concerns mounted regarding US debt and deficit issues. Nevertheless, equities, commodities and high yield bonds outpaced the less risky asset classes as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data.

Markets reversed sharply in May, however, when the heightened possibility of Greece defaulting on its debt rekindled fears about sovereign debt problems spreading across Europe. Concurrently, economic indicators signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5th, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default, debt problems escalated in Italy and Spain, and exposure to European sovereign bonds stressed banks globally. Late in the summer, economic data out of the United States and Europe grew increasingly bleak while China and other emerging economies began to show signs of slowing growth. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historical highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, after months of deliberation, European leaders began to show signs of progress toward stemming the region’s debt crisis. These encouraging developments brought investors back from the sidelines and risk assets rallied through the month. However, a lack of definitive details about Europe’s rescue plan soon raised doubts among investors and thwarted the rally at the end of October. The last two months of the year saw political instability in Greece, unsustainable yields on Italian bonds, and US policymakers bickering over budget issues. Global central bank actions and improving economic data energized investors, but confidence was easily tempered by sobering news flow that resurrected uncertainty about the ability of Europe’s leaders to ultimately contain the debt crisis.

Most equity markets failed to fully recover their late-summer losses, although US large cap stocks managed to finish the year with a marginal gain given their perceived safety and stronger US economic data. Conditions were worse overseas, and international markets experienced some significant downturns. Dividend-paying stocks performed relatively well as investors sought yield in the low interest rate environment. Fixed income securities benefited from declining yields and delivered positive returns for the year. US Treasury bonds outperformed other fixed income classes despite their quality rating downgrade, while municipal bonds also delivered superior results. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Many of the themes that caused uncertainty in 2011 are likely to persist well into 2012. While the investment landscape appears treacherous, BlackRock is working for you. We have a roadmap to show you the way.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“While the investment landscape appears treacherous, BlackRock is working for you. We have a roadmap to show you the way.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of December 31, 2011

	6-month	12-month
US large cap equities (S&P 500® Index)	(3.69)%	2.11%
US small cap equities (Russell 2000® Index)	(9.77)	(4.18)
International equities (MSCI Europe, Australasia, Far East Index)	(16.31)	(12.14)
Emerging market equities (MSCI Emerging Markets Index)	(19.13)	(18.42)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.02	0.10
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	13.46	17.15
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	4.98	7.84
Tax-exempt municipal bonds (S&P Municipal Bond Index)	5.78	10.62
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(0.02)	4.96

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Portfolio Summary as of December 31, 2011	BlackRock Index Equity Portfolio

Investment Objective

BlackRock Index Equity Portfolio’s (the “Portfolio”), a series of BlackRock FundsSM (the “Fund”), investment objective is to match the performance of the Standard & Poor’s (“S&P”) 500® Index as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Portfolio perform?

•

For the 12 months ended December 31, 2011, Institutional Shares of the Portfolio returned 1.92%, while the benchmark S&P 500® Index returned 2.11% for the same period. The Portfolio’s Service Share Class returned 1.73%, while Investor A, Investor B and Investor C Shares returned 1.68%, 0.89% and 0.83%, respectively. The S&P 500® Index is an unmanaged index that covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues), representing 75% of NYSE market capitalization and 30% of NYSE issues.

•

Returns for the Portfolio’s respective share classes differ from the benchmark index based on individual share-class expenses. The Portfolio invests all of its assets in Master S&P 500 Index Series (the “Series”), a series of Quantitative Master Series LLC.

Describe the market environment.

•

Early in the year, stocks moved unevenly higher despite political upheaval spreading across the Middle East/North Africa region and a sharp rise in oil and other commodity prices. March brought devastating natural disasters in Japan, resulting in global supply chain disruptions. But equity markets were remarkably resilient as the global economic recovery appeared to be on track and investors were gradually increasing their appetite for risk. After peaking in late April, equities were met with a sharp reversal when the heightened possibility of Greece defaulting on its debt rekindled fears about the potential impact of the sovereign debt crisis spreading in Europe. In the United States, a prolonged debt ceiling debate ultimately led to Standard & Poor’s decision to downgrade the US government’s credit rating in early August. This announcement spurred one of the most volatile periods in trading history. Stock markets across the world whip-sawed on hopes and fears driven by news flow. Equities swooned as debt problems in Europe spread to Italy and Spain, and global economic indicators grew increasingly bleak.

•

US stocks staged a strong rebound in October as the domestic labor market improved and corporate profits continued to beat analyst expectations. Encouraging news from Europe also contributed to the rally. After months of deliberation, European leaders agreed upon a new plan to reduce Greece’s debt burden, recapitalize the region’s banks and increase the size of the euro-zone bailout fund. However, a lack of definitive details about the rescue plan soon raised doubts among investors and thwarted the rally at the end of October. In November, political instability in Greece and Italy fueled uncertainty as to whether Europe’s leaders would be able to contain the crisis. In the United States, bickering lawmakers failed to reach an agreement on reducing the US budget deficit, further undermining investors’ confidence in policymakers on both sides of the Atlantic. Market volatility softened in December with the support of global central bank actions and continued improvement in economic data.

•

For the year, US stocks outperformed most international markets given their relative safety during a time of heightened uncertainty overseas. Dividend-paying stocks performed particularly well as investors sought yield in a low interest rate environment. From a sector perspective, utilities (+19.91%) led the index for 2011. The defensive consumer staples sector (+13.99%) performed well amid high volatility, as did health care stocks (+12.73%), which benefited from increased merger and acquisition activity during the year. Battered by the world’s debt problems, financials (–17.06%) saw the largest losses. The more cyclical materials (–9.75%) and industrials (–0.59%) sectors also declined amid heightened uncertainty about the global economy.

Describe recent portfolio activity.

•

During the 12-month period, as changes were made to the composition of the S&P 500® Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts as specified in Note 2 of the Series’ Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset or illiquidity of the derivative financial instrument.The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold an investment that it might otherwise sell.The Series’ investments in these instruments are discussed in detail in the Series’ Notes to Financial Statements.

4	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees. Institutional Shares do not have a sales charge.

[2]	The Portfolio currently invests all of its assets in the Series. The Series’ investments are allocated among common stocks in approximately the same weightings as the S&P 500® Index.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Performance Summary for the Period Ended December 31, 2011

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(3.79)%	1.92%	N/A	(0.35)%	N/A	2.81%	N/A
Service	(3.90)	1.73	N/A	(0.53)	N/A	2.51	N/A
Investor A	(3.93)	1.68	(1.37)%	(0.58)	(1.19)%	2.45	2.14%
Investor B	(4.30)	0.89	(3.61)	(1.38)	(1.76)	1.82	1.82
Investor C	(4.32)	0.83	(0.17)	(1.38)	(1.38)	1.65	1.65
S&P 500® Index	(3.69)	2.11	N/A	(0.25)	N/A	2.92	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Portfolio Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011	5

About Portfolio Performance

• Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

• Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.15% per year (but no distribution fee) and are available only to eligible investors.

• Investor A Shares incur a maximum initial sales charge (front-end load) of 3% and a service fee of 0.15% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge (“CDSC”) of 4.50%, declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.15% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•

Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.15% per year. In addition, these shares are subject to a 1.00% CDSC if redeemed within one year of purchase.

Investor B and C Shares are closed to all investors. Institutional, Service and Investor A Shares are closed to new investors but are open to existing investors for additional purchases.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Portfolio’s administrator waived a portion of its fee. Without such waiver, the Portfolio’s returns would have been lower.

Disclosure of Expenses

Shareholders of the Portfolio may incur the following charges: (a) expenses related to transactions, including sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other Portfolio expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on July 1, 2011 and held through December 31, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Portfolio and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$962.10	$0.89	$1,000.00	$1,024.30	$0.92	0.18%
Service	$1,000.00	$961.00	$1.93	$1,000.00	$1,023.24	$1.99	0.39%
Investor A	$1,000.00	$960.70	$2.17	$1,000.00	$1,022.99	$2.24	0.44%
Investor B	$1,000.00	$957.00	$5.97	$1,000.00	$1,019.11	$6.16	1.21%
Investor C	$1,000.00	$956.80	$6.07	$1,000.00	$1,019.00	$6.26	1.23%

[1]

For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Portfolio is a feeder fund, the expense table example reflects the expenses of both the Portfolio and the Series in which it invests. Expenses are net of waivers.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011

Statement of Assets and Liabilities	BlackRock Index Equity Portfolio

December 31, 2011

Assets
Investments at value — Series (cost — $512,225,141)	$507,832,627
Withdrawals receivable from the Series	3,333,227
Capital shares sold receivable	114,803
Prepaid expenses	29,857
Total assets	511,310,514

Liabilities
Capital shares redeemed payable	3,448,030
Administration fees payable	44,356
Service and distribution fees payable	29,490
Investment advisory fees payable	2,514
Officer’s fees payable	68
Other accrued expenses payable	254,877
Total liabilities	3,779,335
Net Assets	$507,531,179

Net Assets Consist of
Paid-in capital	$113,904,686
Undistributed net investment income	141,827
Accumulated net realized gain allocated from the Series	397,877,180
Net unrealized appreciation/depreciation allocated from the Series	(4,392,514)
Net Assets	$507,531,179

Net Asset Value
Institutional — Based on net assets of $263,782,797 and 10,923,993 shares outstanding, unlimited shares authorized, $0.001 par value	$24.15
Service — Based on net assets of $29,963,982 and 1,249,606 shares outstanding, unlimited shares authorized, $0.001 par value	$23.98
Investor A — Based on net assets of $148,042,730 and 6,179,193 shares outstanding, unlimited shares authorized, $0.001 par value	$23.96
Investor B — Based on net assets of $1,289,430 and 54,276 shares outstanding, unlimited shares authorized, $0.001 par value	$23.76
Investor C — Based on net assets of $64,452,240 and 2,738,768 shares outstanding, unlimited shares authorized, $0.001 par value	$23.53

See Notes to Financial Statements.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011	7

Statement of Operations	BlackRock Index Equity Portfolio

Year Ended December 31, 2011

Investment Income
Net investment income allocated from the Series:
Dividends — unaffiliated	$11,485,512
Securities lending — affiliated	72,199
Dividends — affiliated	63,814
Foreign taxes withheld	(10,026)
Expenses	(226,194)
Fees waived	30,633
Total income	11,415,938

Expenses
Administration	410,953
Administration — class specific	138,902
Service — Service	45,274
Service — Investor A	251,497
Service and distribution — Investor B	25,490
Service and distribution — Investor C	634,766
Transfer agent — Institutional	117,799
Transfer agent — Service	15,580
Transfer agent — Investor A	151,380
Transfer agent — Investor B	10,021
Transfer agent — Investor C	106,789
Printing	124,065
Professional	81,981
Registration	59,574
Officer	296
Miscellaneous	20,733
Recoupment of past waived fees — class specific	9,439
Total expenses	2,204,539
Less fees waived by administrator — class specific	(71,808)
Less transfer agent fees waived and/or reimbursed — class specific	(74,856)
Total expenses after fees waived and/or reimbursed	2,057,875
Net investment income	9,358,063

Realized and Unrealized Gain (Loss) Allocated from the Series
Net realized loss from investments and financial futures contracts	(14,873,862)
Net change in unrealized appreciation/depreciation on investments and financial futures contracts	16,566,341
Total realized and unrealized gain	1,692,479
Net Increase in Net Assets Resulting from Operations	$11,050,542

See Notes to Financial Statements.

8	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011

Statements of Changes in Net Assets	BlackRock Index Equity Portfolio

	Year Ended December 31,

Increase (Decrease) in Net Assets:	2011	2010
Operations
Net investment income	$9,358,063	$9,800,408
Net realized gain (loss)	(14,873,862)	(19,969,914)
Net change in unrealized appreciation/depreciation	16,566,341	91,519,458
Net increase in net assets resulting from operations	11,050,542	81,349,952

Dividends to Shareholders From
Net investment income:
Institutional	(5,495,913)	(6,076,854)
Service	(543,460)	(431,994)
Investor A	(2,890,146)	(2,868,914)
Investor B	(14,994)	(45,511)
Investor C	(655,209)	(687,965)
Decrease in net assets resulting from dividends to shareholders	(9,599,722)	(10,111,238)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(93,534,674)	(89,535,289)

Net Assets
Total decrease in net assets	(92,083,854)	(18,296,575)
Beginning of year	599,615,033	617,911,608
End of year	$507,531,179	$599,615,033
Undistributed net investment income	$141,827	$383,486

See Notes to Financial Statements.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011	9

Financial Highlights	BlackRock Index Equity Portfolio

	Institutional
	Year Ended December 31,				Period October 1, 2007 to December 31, 2007	Year Ended September 30, 2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$24.17	$21.43	$17.32	$28.22	$29.58	$25.70
Net investment income[1]	0.46	0.41	0.40	0.51	0.14	0.52
Net realized and unrealized gain (loss)	0.01	2.76	4.11	(10.88)	(1.11)	3.64 [2]
Net increase (decrease) from investment operations	0.47	3.17	4.51	(10.37)	(0.97)	4.16
Dividends from net investment income	(0.49)	(0.43)	(0.40)	(0.53)	(0.39)	(0.28)
Net asset value, end of period	$24.15	$24.17	$21.43	$17.32	$28.22	$29.58

Total Investment Return[3]
Based on net asset value	1.92%	14.94%	26.38%	(37.06)%	(3.28)%[4]	16.27%

Ratios to Average Net Assets[5]
Total expenses	0.23%[6]	0.22%	0.25%	0.19%	0.16%[7]	0.18%
Total expenses excluding recoupment and after fees waived and reimbursed	0.18%[6]	0.18%	0.18%	0.18%	0.15%[7]	0.17%
Total expenses after fees waived and reimbursed	0.18%[6]	0.18%	0.18%	0.18%	0.15%[7]	0.17%
Net investment income	1.91%[6]	1.89%	2.18%	2.18%	1.89%[7]	1.89%

Supplemental Data
Net assets, end of period (000)	$263,783	$317,357	$338,651	$282,940	$464,166	$491,201
Portfolio turnover of the Series	6%	5%	7%	8%	4%	1%[8]

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes the Portfolio’s share of the Series’ (for the period June 4, 2007 to December 31, 2007 and the years ended December 31, 2008, 2009, 2010 and 2011) and The U.S. Large Company Series (for the period October 1, 2006 to June 3, 2007) allocated expense and/or net investment income.

[6]	Includes the Portfolio’s share of the Series’ allocated fees waived of less than 0.01%.

[7]	Annualized.

[8]	Represents the portfolio turnover of the Series for the period June 4, 2007 to September 30, 2007.

See Notes to Financial Statements.

10	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011

Financial Highlights (continued)	BlackRock Index Equity Portfolio

	Service
	Year Ended December 31,				Period October 1, 2007 to December 31, 2007	Year Ended September 30, 2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$24.00	$21.29	$17.21	$28.04	$29.37	$25.53
Net investment income[1]	0.42	0.37	0.35	0.46	0.14	0.46
Net realized and unrealized gain (loss)	0.00 [2]	2.73	4.09	(10.81)	(1.11)	3.64 [3]
Net increase (decrease) from investment operations	0.42	3.10	4.44	(10.35)	(0.97)	4.10
Dividends from net investment income	(0.44)	(0.39)	(0.36)	(0.48)	(0.36)	(0.26)
Net asset value, end of period	$23.98	$24.00	$21.29	$17.21	$28.04	$29.37

Total Investment Return[4]
Based on net asset value	1.73%	14.67%	26.11%	(37.20)%	(3.28)%[5]	16.12%

Ratios to Average Net Assets[6]
Total expenses	0.39%[7]	0.39%	0.42%	0.40%	0.17%[8]	0.34%
Total expenses excluding recoupment and after fees waived and reimbursed	0.39%[7]	0.39%	0.41%	0.40%	0.17%[8]	0.34%
Total expenses after fees waived and reimbursed	0.39%[7]	0.39%	0.41%	0.40%	0.16%[8]	0.33%
Net investment income	1.71%[7]	1.69%	1.95%	1.98%	1.84%[8]	1.70%

Supplemental Data
Net assets, end of period (000)	$29,964	$27,234	$23,584	$17,256	$26,177	$35,719
Portfolio turnover of the Series	6%	5%	7%	8%	4%	1%[9]

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]

Includes the Portfolio’s share of the Series’ (for the period June 4, 2007 to December 31, 2007 and the years ended December 31, 2008, 2009, 2010 and 2011) and The U.S. Large Company Series (for the period October 1, 2006 to June 3, 2007) allocated expense and/or net investment income.

[7]	Includes the Portfolio’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

[9]	Represents the portfolio turnover of the Series for the period June 4, 2007 to September 30, 2007.

See Notes to Financial Statements.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011	11

Financial Highlights (continued)	BlackRock Index Equity Portfolio

	Investor A
	Year Ended December 31,				Period October 1, 2007 to December 31, 2007	Year Ended September 30, 2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$23.98	$21.27	$17.19	$28.01	$29.34	$25.52
Net investment income[1]	0.40	0.36	0.35	0.46	0.12	0.47
Net realized and unrealized gain (loss)	0.01	2.73	4.08	(10.80)	(1.10)	3.60 [2]
Net increase (decrease) from investment operations	0.41	3.09	4.43	(10.34)	(0.98)	4.07
Dividends from net investment income	(0.43)	(0.38)	(0.35)	(0.48)	(0.35)	(0.25)
Net asset value, end of period	$23.96	$23.98	$21.27	$17.19	$28.01	$29.34

Total Investment Return[3]
Based on net asset value	1.68%	14.64%	26.08%	(37.21)%	(3.34)%[4]	16.01%

Ratios to Average Net Assets[5]
Total expenses	0.43%[6]	0.42%	0.46%	0.39%	0.37%[7]	0.37%
Total expenses excluding recoupment and after fees waived and reimbursed	0.42%[6]	0.42%	0.45%	0.39%	0.37%[7]	0.37%
Total expenses after fees waived and reimbursed	0.42%[6]	0.42%	0.45%	0.39%	0.36%[7]	0.37%
Net investment income	1.67%[6]	1.65%	1.92%	1.95%	1.68%[7]	1.69%

Supplemental Data
Net assets, end of period (000)	$148,043	$174,714	$166,313	$145,886	$272,771	$284,761
Portfolio turnover of the Series	6%	5%	7%	8%	4%	1%[8]

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes the Portfolio’s share of the Series’ (for the period June 4, 2007 to December 31, 2007 and the years ended December 31, 2008, 2009, 2010 and 2011) and The U.S. Large Company Series (for the period October 1, 2006 to June 3, 2007) allocated expenses and/or net investment income.

[6]	Includes the Portfolio’s share of the Series’ allocated fees waived of less than 0.01%.

[7]	Annualized.

[8]	Represents the portfolio turnover of the Series for the period June 4, 2007 to September 30, 2007.

See Notes to Financial Statements.

12	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011

Financial Highlights (continued)	BlackRock Index Equity Portfolio

	Investor B
	Year Ended December 31,				Period October 1, 2007 to December 31, 2007	Year Ended September 30, 2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$23.71	$21.01	$16.97	$27.60	$28.75	$25.09
Net investment income[1]	0.19	0.17	0.21	0.26	0.06	0.24
Net realized and unrealized gain (loss)	0.02	2.70	4.01	(10.62)	(1.08)	3.55 [2]
Net increase (decrease) from investment operations	0.21	2.87	4.22	(10.36)	(1.02)	3.79
Dividends from net investment income	(0.16)	(0.17)	(0.18)	(0.27)	(0.13)	(0.13)
Net asset value, end of period	$23.76	$23.71	$21.01	$16.97	$27.60	$28.75

Total Investment Return[3]
Based on net asset value	0.89%	13.70%	25.09%	(37.71)%	(3.55)%[4]	15.13%

Ratios to Average Net Assets[5]
Total expenses	1.44%[6]	1.35%	1.43%	1.28%	1.24%[7]	1.21%
Total expenses excluding recoupment and after fees waived and reimbursed	1.24%[6]	1.24%	1.24%	1.22%	1.17%[7]	1.19%
Total expenses after fees waived and reimbursed	1.24%[6]	1.24%	1.24%	1.22%	1.17%[7]	1.19%
Net investment income	0.79%[6]	0.81%	1.19%	1.09%	0.86%[7]	0.88%

Supplemental Data
Net assets, end of period (000)	$1,289	$4,594	$10,155	$17,226	$48,002	$56,503
Portfolio turnover of the Series	6%	5%	7%	8%	4%	1%[8]

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes the Portfolio’s share of the Series’ (for the period June 4, 2007 to December 31, 2007 and the years ended December 31, 2008, 2009, 2010 and 2011) and The U.S. Large Company Series (for the period October 1, 2006 to June 3, 2007) allocated expenses and/or net investment income.

[6]	Includes the Portfolio’s share of the Series’ allocated fees waived of less than 0.01%.

[7]	Annualized.

[8]	Represents the portfolio turnover of the Series for the period June 4, 2007 to September 30, 2007.

See Notes to Financial Statements.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011	13

Financial Highlights (concluded)	BlackRock Index Equity Portfolio

	Investor C
	Year Ended December 31,				Period October 1, 2007 to December 31, 2007	Year Ended September 30, 2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$23.56	$20.90	$16.91	$27.52	$28.71	$25.07
Net investment income[1]	0.20	0.18	0.20	0.27	0.06	0.24
Net realized and unrealized gain (loss)	0.00 [2]	2.68	4.00	(10.59)	(1.08)	3.55 [3]
Net increase (decrease) from investment operations	0.20	2.86	4.20	(10.32)	1.02	3.79
Dividends from net investment income	(0.23)	(0.20)	(0.21)	(0.29)	(0.17)	(0.15)
Net asset value, end of period	$23.53	$23.56	$20.90	$16.91	$27.52	$28.71

Total Investment Return[4]
Based on net asset value	0.83%	13.75%	25.03%	(37.69)%	(3.56)%[5]	15.13%

Ratios to Average Net Assets[6]
Total expenses	1.24%[7]	1.25%	1.30%	1.20%	1.17%[8]	1.17%
Total expenses excluding recoupment and after fees waived and reimbursed	1.24%[7]	1.24%	1.24%	1.19%	1.17%[8]	1.17%
Total expenses after fees waived and reimbursed	1.24%[7]	1.24%	1.24%	1.19%	1.17%[8]	1.17%
Net investment income	0.85%[7]	0.83%	1.13%	1.14%	0.87%[8]	0.89%

Supplemental Data
Net assets, end of period (000)	$64,452	$75,716	$79,209	$75,588	$154,330	$165,075
Portfolio turnover of the Series	6%	5%	7%	8%	4%	1%[9]

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]

Includes the Portfolio’s share of the Series’ (for the period June 4, 2007 to December 31, 2007 and the years ended December 31, 2008, 2009, 2010 and 2011) and The U.S. Large Company Series (for the period October 1, 2006 to June 3, 2007) allocated expenses and/or net investment income.

[7]	Includes the Portfolio’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

[9]	Represents the portfolio turnover of the Series for the period June 4, 2007 to September 30, 2007.

See Notes to Financial Statements.

14	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011

Notes to Financial Statements	BlackRock Index Equity Portfolio

1. Organization and Significant Accounting Policies:

BlackRock Index Equity Portfolio (the “Portfolio”), a series of BlackRock FundsSM (the “Fund”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is organized as a Massachusetts business trust. The Portfolio seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the “Series”), a series of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Portfolio. The value of the Portfolio’s investment in the Series reflects the Portfolio’s proportionate interest in the net assets of the Series. The percentage of the Series owned by the Portfolio at December 31, 2011 was 22.3%. The performance of the Portfolio is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolio’s financial statements. The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Board of Trustees and the Board of Directors of the Fund and the Master LLC, respectively, are referred to throughout this report as the “Board of Directors” or the “Board.” The Portfolio offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Service Shares are sold without a sales charge. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation: US GAAP defines fair value as the price the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Portfolio’s policy is to fair value its financial instruments at market value. The Portfolio records its investment in the Series at fair value based on the Portfolio’s proportionate interest in the net assets of the Series. Valuation of securities held by the Series is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Series are accounted on a trade date basis. The Portfolio records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. Realized and unrealized gains and losses are adjusted for utilizing partnership tax allocation rules. In addition, the Portfolio accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Portfolio are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

In December 2011, the FASB issued guidance that will enhance current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting agreements or similar agreements and will require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011	15

Notes to Financial Statements (continued)	BlackRock Index Equity Portfolio

Statement of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

Other: Expenses directly related to the Portfolio or its classes are charged to the Portfolio or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Portfolio are allocated daily to each class based on its relative net assets.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Fund, on behalf of the Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Manager”), an indirect, wholly owned subsidiary of BlackRock, and State Street Bank and Trust Company (collectively, the “Administrator”) to provide administrative services (other than investment advice and related portfolio activities). The Portfolio does not pay an investment advisory fee or investment management fee.

The Portfolio pays the Administrator a monthly fee based upon the average daily value of the Portfolio’s net assets at the following annual rates: 0.075% of the Portfolio’s average daily net assets not exceeding $500 million; 0.065% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.055% of average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based upon the average daily net assets of each respective class at the following rates: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of the average daily net assets in excess of $1 billion. This amount is shown as administration — class specific in the Statement of Operations. The amounts were as follows:

Institutional	$71,100
Service	$7,546
Investor A	$41,916
Investor B	$708
Investor C	$17,632

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit the Portfolio’s expenses as a percentage of average daily net assets as follows: 0.18% for Institutional; 0.615% for Service; 0.785% for Investor A, and 1.24% for Investor B and Investor C. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2012 unless approved by the Board, including a majority of the Independent Directors. These amounts are shown as fees waived by administrator — class specific and transfer agent fees waived and/or reimbursed, respectively, in the Statement of Operations. These amounts were as follows:

	Fees Waived by Administrator	Fees Waived and/or Reimbursed by Transfer Agent
Institutional	$71,100	$58,243
Service	—	$304
Investor A	—	$1,754
Investor B	$708	$5,285
Investor C	—	$9,270

If during the Portfolio’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Portfolio of which the share class is a part of has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Portfolio’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

For the year ended December 31, 2011, the Manager recouped the following waivers previously recorded by the Portfolio:

Investor B	$230
Investor C	$9,209

On December 31, 2011, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

Expires December 31,
2012	$144,401

16	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011

Notes to Financial Statements (continued)	BlackRock Index Equity Portfolio

The Fund, on behalf of the Portfolio, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Portfolio pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Portfolio as follows:

	Service Fee	Distribution Fee
Service	0.15%	—
Investor A	0.15%	—
Investor B	0.15%	0.75%
Investor C	0.15%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Portfolio. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor B and Investor C shareholders.

For the year ended December 31, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Portfolio’s Investor A Shares, which totaled $1,757.

For the year ended December 31, 2011, affiliates received the following CDSCs relating to transactions in Investor B and Investor C Shares:

Investor B	$386
Investor C	$547

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Portfolio with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2011, the Portfolio paid the following to affiliates in return for these services, which is included in transfer agent — class specific in the Statement of Operations:

Institutional	$134,939
Investor A	$116,732
Investor B	$110,793

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Portfolio, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Portfolio shares. For the year ended December 31, 2011, the Portfolio reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$1,180
Service	$240
Investor A	$4,280
Investor B	$402
Investor C	$2,720

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock or its affiliates. The Portfolio reimburses the Manager for compensation paid to the Fund’s Chief Compliance Officer.

3. Income Tax Information:

The tax character of distributions paid during the fiscal years ended December 31, 2011 and December 31, 2010 was as follows:

	12/31/11	12/31/10
Ordinary income	$9,599,722	$10,111,238

As of December 31, 2011, the tax components of accumulated net earnings were as follows:

Undistributed ordinary income	$141,827
Capital loss carryforwards	(78,588,092)
Net unrealized gains[1]	473,239,929
Qualified late-year losses[2]	(1,167,171)
Total	$393,626,493

[1]	The difference between book-basis and tax-basis net unrealized gains was attributable primarily to timing and recognition of partnership income.

[2]	The Portfolio has elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2012.

As of December 31, 2011, the Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires December 31,
2016	$66,434,426
2017	12,153,666
Total	$78,588,092

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011	17

Notes to Financial Statements (concluded)	BlackRock Index Equity Portfolio

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Institutional
Shares sold	893,468	$21,949,489	709,044	$15,579,432
Shares issued to shareholders in reinvestment of dividends	87,346	2,136,715	118,817	2,694,050
Shares redeemed	(3,189,226)	(79,150,618)	(3,497,605)	(78,222,674)
Net decrease	(2,208,412)	$(55,064,414)	(2,669,744)	$(59,949,192)

Service
Shares sold	396,152	$9,678,305	447,005	$9,934,692
Shares issued to shareholders in reinvestment of dividends	22,080	536,882	18,716	421,726
Shares redeemed	(303,356)	(7,305,268)	(438,862)	(9,587,005)
Net increase	114,876	$2,909,919	26,859	$769,413

Investor A
Shares sold and automatic conversion of shares	867,755	$21,012,352	974,485	$21,201,297
Shares issued to shareholders in reinvestment of dividends	115,572	2,808,607	123,494	2,780,622
Shares redeemed	(2,090,028)	(50,518,485)	(1,631,229)	(35,804,180)
Net decrease	(1,106,701)	$(26,697,526)	(533,250)	$(11,822,261)

Investor B
Shares issued to shareholders in reinvestment of dividends	87	$2,228	1,831	$40,684
Shares redeemed and automatic conversion of shares	464	11,229	(291,473)	(6,258,575)
Shares redeemed	(140,011)	(3,377,634)	—	—
Net decrease	(139,460)	$(3,364,177)	(289,642)	$(6,217,891)

Investor C
Shares sold	6,294	$153,848	—	—
Shares issued to shareholders in reinvestment of dividends	18,959	445,658	28,998	$640,616
Shares redeemed	(500,612)	(11,917,982)	(603,974)	(12,955,974)
Net decrease	(475,359)	$(11,318,476)	(574,976)	$(12,315,358)

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011

Report of Independent Registered Public Accounting Firm	BlackRock Index Equity Portfolio

To the Shareholders of Blackrock Index Equity Portfolio and Board of Trustees of BlackRock FundsSM:

We have audited the accompanying statement of assets and liabilities of BlackRock Index Equity Portfolio, one of the portfolios constituting BlackRock FundsSM (the “Fund”), as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Index Equity Portfolio of BlackRock FundsSM as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
February 27, 2012

Important Tax Information (Unaudited)

All of the ordinary income distributions paid by BlackRock Index Equity Portfolio of BlackRock FundsSM during the fiscal year ended December 31, 2011 qualify for the dividends received deduction for corporations and consist entirely of qualified dividend income for individuals.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011	19

Portfolio Information	Master S&P 500 Index Series

As of December 31, 2011

Ten Largest Holdings	Percent of Long-Term Investments
Exxon Mobil Corp.	4%
Apple, Inc.	3
International Business Machines Corp.	2
Chevron Corp.	2
Microsoft Corp.	2
General Electric Co.	2
The Procter & Gamble Co.	2
AT&T, Inc.	2
Johnson & Johnson	2
Pfizer, Inc.	1

Sector Allocations	Percent of Long-Term Investments
Information Technology	19%
Financials	13
Energy	12
Health Care	12
Consumer Staples	12
Consumer Discretionary	11
Industrials	11
Utilities	4
Materials	3
Telecommunication Services	3

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

20	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011

Schedule of Investments December 31, 2011	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.6%
Boeing Co.	147,728	$10,835,849
General Dynamics Corp.	70,808	4,702,359
Goodrich Corp.	24,931	3,083,965
Honeywell International, Inc.	153,780	8,357,943
L-3 Communications Holdings, Inc.	19,889	1,326,199
Lockheed Martin Corp.	52,760	4,268,284
Northrop Grumman Corp.	52,132	3,048,679
Precision Castparts Corp.	28,714	4,731,780
Raytheon Co.	68,834	3,330,189
Rockwell Collins, Inc.	30,087	1,665,917
Textron, Inc.	54,961	1,016,229
United Technologies Corp.	180,088	13,162,632
		59,530,025
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	32,676	2,280,131
Expeditors International of Washington, Inc.	42,025	1,721,344
FedEx Corp.	63,177	5,275,911
United Parcel Service, Inc., Class B	191,792	14,037,257
		23,314,643
Airlines — 0.1%
Southwest Airlines Co.	152,530	1,305,657
Auto Components — 0.3%
BorgWarner, Inc. (a)	21,794	1,389,150
The Goodyear Tire & Rubber Co. (a)	48,676	689,739
Johnson Controls, Inc.	135,470	4,234,792
		6,313,681
Automobiles — 0.4%
Ford Motor Co. (a)	755,228	8,126,254
Harley-Davidson, Inc.	46,252	1,797,815
		9,924,069
Beverages — 2.7%
Beam, Inc.	31,012	1,588,745
Brown-Forman Corp., Class B	19,987	1,609,153
The Coca-Cola Co.	451,354	31,581,239
Coca-Cola Enterprises, Inc.	62,117	1,601,376
Constellation Brands, Inc., Class A (a)	34,507	713,260
Dr. Pepper Snapple Group, Inc.	42,788	1,689,270
Molson Coors Brewing Co., Class B	30,869	1,344,036
PepsiCo, Inc.	310,707	20,615,410
		60,742,489
Biotechnology — 1.2%
Amgen, Inc.	157,670	10,123,991
Biogen Idec, Inc. (a)	48,383	5,324,549
Celgene Corp. (a)(b)	88,257	5,966,173
Gilead Sciences, Inc. (a)	149,332	6,112,159
		27,526,872
Building Products — 0.0%
Masco Corp.	71,775	752,202
Capital Markets — 1.8%
Ameriprise Financial, Inc.	45,019	2,234,743
The Bank of New York Mellon Corp.	241,110	4,800,500
BlackRock, Inc. (c)	19,881	3,543,590
The Charles Schwab Corp.	215,385	2,425,235

Common Stocks	Shares	Value
Capital Markets (concluded)
E*Trade Financial Corp. (a)	49,472	$393,797
Federated Investors, Inc., Class B	17,875	270,806
Franklin Resources, Inc.	28,848	2,771,139
The Goldman Sachs Group, Inc.	97,860	8,849,480
Invesco Ltd.	90,057	1,809,245
Legg Mason, Inc.	23,879	574,290
Morgan Stanley	295,542	4,471,551
Northern Trust Corp.	47,752	1,893,844
State Street Corp.	97,829	3,943,487
T. Rowe Price Group, Inc.	49,963	2,845,393
		40,827,100
Chemicals — 2.2%
Air Products & Chemicals, Inc.	41,857	3,565,798
Airgas, Inc.	13,490	1,053,299
CF Industries Holdings, Inc.	12,945	1,876,766
The Dow Chemical Co.	234,715	6,750,403
E.I. du Pont de Nemours & Co.	183,687	8,409,191
Eastman Chemical Co.	27,314	1,066,885
Ecolab, Inc.	59,760	3,454,726
FMC Corp.	14,134	1,216,089
International Flavors & Fragrances, Inc.	15,939	835,522
Monsanto Co.	106,383	7,454,257
The Mosaic Co.	59,386	2,994,836
PPG Industries, Inc.	30,513	2,547,530
Praxair, Inc.	59,593	6,370,492
The Sherwin-Williams Co.	16,908	1,509,377
Sigma-Aldrich Corp.	23,871	1,490,983
		50,596,154
Commercial Banks — 2.6%
BB&T Corp.	138,972	3,497,925
Comerica, Inc.	39,746	1,025,447
Fifth Third Bancorp	182,257	2,318,309
First Horizon National Corp.	52,072	416,576
Huntington Bancshares, Inc.	172,439	946,690
KeyCorp	188,820	1,452,026
M&T Bank Corp.	24,888	1,899,950
Regions Financial Corp.	251,789	1,082,693
SunTrust Banks, Inc.	106,381	1,882,944
The PNC Financial Services Group, Inc. (c)	104,451	6,023,689
U.S. Bancorp	379,325	10,260,741
Wells Fargo & Co.	1,047,998	28,882,825
Zions Bancorporation	36,844	599,820
		60,289,635
Commercial Services & Supplies — 0.4%
Avery Dennison Corp.	21,121	605,750
Cintas Corp.	22,106	769,510
Iron Mountain, Inc.	36,982	1,139,046
Pitney Bowes, Inc.	40,065	742,805
R.R. Donnelley & Sons Co.	37,493	541,024
Republic Services, Inc., Class A	62,665	1,726,421
Stericycle, Inc. (a)	17,065	1,329,705
Waste Management, Inc.	91,564	2,995,058
		9,849,319

See Notes to Financial Statements.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011	21

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment — 2.1%
Cisco Systems, Inc.	1,068,390	$19,316,491
F5 Networks, Inc. (a)	15,809	1,677,651
Harris Corp.	22,448	809,026
JDS Uniphase Corp. (a)(b)	45,268	472,598
Juniper Networks, Inc. (a)	104,627	2,135,437
Motorola Mobility Holdings, Inc. (a)	52,422	2,033,973
Motorola Solutions, Inc.	57,199	2,647,742
QUALCOMM, Inc.	334,067	18,273,465
		47,366,383
Computers & Peripherals — 4.6%
Apple, Inc. (a)	184,688	74,798,640
Dell, Inc. (a)	303,638	4,442,224
EMC Corp. (a)	405,495	8,734,362
Hewlett-Packard Co.	394,944	10,173,758
Lexmark International, Inc., Class A	14,358	474,819
NetApp, Inc. (a)	71,341	2,587,538
SanDisk Corp. (a)	47,815	2,352,976
Western Digital Corp. (a)	46,724	1,446,108
		105,010,425
Construction & Engineering — 0.2%
Fluor Corp.	33,372	1,676,943
Jacobs Engineering Group, Inc. (a)	25,278	1,025,781
Quanta Services, Inc. (a)	42,063	906,037
		3,608,761
Construction Materials — 0.0%
Vulcan Materials Co.	25,535	1,004,802
Consumer Finance — 0.8%
American Express Co.	200,856	9,474,377
Capital One Financial Corp.	91,530	3,870,804
Discover Financial Services	109,369	2,624,856
SLM Corp.	101,002	1,353,427
		17,323,464
Containers & Packaging — 0.1%
Ball Corp.	32,412	1,157,433
Bemis Co.	20,268	609,661
Owens-Illinois, Inc. (a)	32,836	636,362
Sealed Air Corp.	31,882	548,689
		2,952,145
Distributors — 0.1%
Genuine Parts Co.	31,063	1,901,056
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	23,032	1,240,734
DeVry, Inc.	12,027	462,559
H&R Block, Inc.	58,389	953,492
		2,656,785
Diversified Financial Services — 2.7%
Bank of America Corp.	2,014,629	11,201,337
Citigroup, Inc.	581,076	15,288,110
CME Group, Inc.	13,166	3,208,159
IntercontinentalExchange, Inc. (a)	14,392	1,734,956
JPMorgan Chase & Co.	755,132	25,108,139
Leucadia National Corp.	39,675	902,209
Moody’s Corp.	38,282	1,289,338
The NASDAQ OMX Group, Inc. (a)	25,271	619,392
NYSE Euronext	51,879	1,354,042
		60,705,682

Common Stocks	Shares	Value
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	1,177,641	$35,611,864
CenturyLink, Inc.	122,987	4,575,117
Frontier Communications Corp.	197,227	1,015,719
Verizon Communications, Inc.	562,635	22,572,916
Windstream Corp.	115,750	1,358,905
		65,134,521
Electric Utilities — 2.1%
American Electric Power Co., Inc.	96,146	3,971,791
Duke Energy Corp.	264,550	5,820,100
Edison International	64,590	2,674,026
Entergy Corp.	35,028	2,558,795
Exelon Corp.	131,606	5,707,752
FirstEnergy Corp.	83,318	3,690,988
NextEra Energy, Inc.	84,151	5,123,113
Northeast Utilities, Inc.	35,437	1,278,213
Pepco Holdings, Inc.	44,573	904,832
Pinnacle West Capital Corp.	21,601	1,040,736
PPL Corp.	115,170	3,388,301
Progress Energy, Inc.	58,739	3,290,559
The Southern Co.	171,292	7,929,107
		47,378,313
Electrical Equipment — 0.5%
Cooper Industries Plc	31,472	1,704,209
Emerson Electric Co.	146,264	6,814,440
Rockwell Automation, Inc.	28,103	2,061,917
Roper Industries, Inc.	19,283	1,675,114
		12,255,680
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	32,519	1,476,038
Corning, Inc.	312,934	4,061,883
Flir Systems, Inc.	30,227	757,791
Jabil Circuit, Inc.	36,118	710,080
Molex, Inc.	27,036	645,079
TE Connectivity Ltd.	83,898	2,584,897
		10,235,768
Energy Equipment & Services — 2.0%
Baker Hughes, Inc.	86,907	4,227,157
Cameron International Corp. (a)	48,576	2,389,453
Diamond Offshore Drilling, Inc.	13,622	752,752
FMC Technologies, Inc. (a)	47,589	2,485,574
Halliburton Co.	182,693	6,304,735
Helmerich & Payne, Inc.	21,209	1,237,757
Nabors Industries Ltd. (a)	57,465	996,443
National Oilwell Varco, Inc.	84,128	5,719,863
Noble Corp. (a)	50,011	1,511,332
Rowan Cos., Inc. (a)	24,609	746,391
Schlumberger Ltd.	266,735	18,220,668
		44,592,125
Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	86,132	7,176,518
CVS Caremark Corp.	258,717	10,550,480
The Kroger Co.	118,782	2,876,900
Safeway, Inc.	66,703	1,403,431
SUPERVALU, Inc.	42,043	341,389

See Notes to Financial Statements.

22	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food & Staples Retailing (concluded)
SYSCO Corp.	117,434	$3,444,339
Wal-Mart Stores, Inc.	347,112	20,743,413
Walgreen Co.	176,800	5,845,008
Whole Foods Market, Inc.	31,774	2,210,835
		54,592,313
Food Products — 1.9%
Archer-Daniels-Midland Co.	132,838	3,799,167
Campbell Soup Co.	35,683	1,186,103
ConAgra Foods, Inc.	82,150	2,168,760
Dean Foods Co. (a)	36,435	408,072
General Mills, Inc.	128,109	5,176,885
H.J. Heinz Co.	63,610	3,437,484
The Hershey Co.	30,322	1,873,293
Hormel Foods Corp.	27,708	811,567
The J.M. Smucker Co.	22,737	1,777,351
Kellogg Co.	49,492	2,502,810
Kraft Foods, Inc.	351,147	13,118,852
McCormick & Co., Inc.	26,144	1,318,181
Mead Johnson Nutrition Co.	40,409	2,777,311
Sara Lee Corp.	117,768	2,228,171
Tyson Foods, Inc., Class A	57,791	1,192,806
		43,776,813
Gas Utilities — 0.1%
AGL Resources, Inc.	23,084	975,530
Oneok, Inc.	20,516	1,778,532
		2,754,062
Health Care Equipment & Supplies — 1.8%
Baxter International, Inc.	112,105	5,546,955
Becton Dickinson & Co.	42,742	3,193,682
Boston Scientific Corp. (a)	291,090	1,554,421
C.R. Bard, Inc.	17,170	1,468,035
CareFusion Corp. (a)	44,810	1,138,622
Covidien Plc	95,929	4,317,764
Dentsply International, Inc.	28,214	987,208
Edwards Lifesciences Corp. (a)	22,779	1,610,475
Intuitive Surgical, Inc. (a)	7,744	3,585,549
Medtronic, Inc.	209,731	8,022,211
St. Jude Medical, Inc.	63,473	2,177,124
Stryker Corp.	64,379	3,200,280
Varian Medical Systems, Inc. (a)	22,412	1,504,518
Zimmer Holdings, Inc. (a)	35,661	1,905,011
		40,211,855
Health Care Providers & Services — 2.1%
Aetna, Inc.	72,062	3,040,296
AmerisourceBergen Corp.	51,416	1,912,161
Cardinal Health, Inc.	68,770	2,792,750
Cigna Corp.	56,794	2,385,348
Coventry Health Care, Inc. (a)	28,058	852,121
DaVita, Inc. (a)	18,605	1,410,445
Express Scripts, Inc. (a)	96,728	4,322,774
Humana, Inc.	32,338	2,833,132
Laboratory Corp. of America Holdings (a)	19,488	1,675,383
McKesson Corp.	48,800	3,802,008
Medco Health Solutions, Inc. (a)	77,093	4,309,499
Patterson Cos., Inc.	17,499	516,571

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
Quest Diagnostics, Inc.	31,365	$1,821,052
Tenet Healthcare Corp. (a)	86,116	441,775
UnitedHealth Group, Inc.	212,065	10,747,454
WellPoint, Inc.	69,168	4,582,380
		47,445,149
Health Care Technology — 0.1%
Cerner Corp. (a)	28,808	1,764,490
Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.	90,011	2,937,959
Chipotle Mexican Grill, Inc. (a)	6,211	2,097,703
Darden Restaurants, Inc.	26,233	1,195,700
International Game Technology	58,962	1,014,146
Marriott International, Inc., Class A	53,125	1,549,656
McDonald’s Corp.	203,352	20,402,306
Starbucks Corp.	148,058	6,812,149
Starwood Hotels & Resorts Worldwide, Inc.	38,078	1,826,602
Wyndham Worldwide Corp.	30,245	1,144,168
Wynn Resorts Ltd.	15,845	1,750,714
Yum! Brands, Inc.	91,555	5,402,661
		46,133,764
Household Durables — 0.3%
D.R. Horton, Inc.	54,299	684,710
Harman International Industries, Inc.	13,861	527,272
Leggett & Platt, Inc.	27,889	642,563
Lennar Corp., Class A	31,994	628,682
Newell Rubbermaid, Inc.	57,751	932,679
Pulte Group, Inc. (a)	66,768	421,306
Stanley Black & Decker, Inc.	33,677	2,276,565
Whirlpool Corp.	15,142	718,488
		6,832,265
Household Products — 2.3%
The Clorox Co.	26,360	1,754,521
Colgate-Palmolive Co.	96,171	8,885,239
Kimberly-Clark Corp.	78,226	5,754,304
The Procter & Gamble Co.	546,753	36,473,893
		52,867,957
Independent Power Producers & Energy Traders — 0.2%
The AES Corp. (a)	128,370	1,519,901
Constellation Energy Group, Inc.	39,893	1,582,555
NRG Energy, Inc. (a)	44,632	808,732
		3,911,188
Industrial Conglomerates — 2.3%
3M Co.	139,301	11,385,071
General Electric Co.	2,097,992	37,575,037
Tyco International Ltd.	92,005	4,297,553
		53,257,661
Insurance — 3.5%
ACE Ltd.	66,961	4,695,305
Aflac, Inc.	93,040	4,024,910
The Allstate Corp.	100,527	2,755,445
American International Group, Inc. (a)	86,553	2,008,030
Aon Corp.	64,302	3,009,334
Assurant, Inc.	18,239	748,893
Berkshire Hathaway, Inc., Class B (a)	349,379	26,657,618
Chubb Corp.	55,299	3,827,797
Cincinnati Financial Corp.	32,018	975,268

See Notes to Financial Statements.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011	23

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
Genworth Financial, Inc., Class A (a)	98,319	$643,989
Hartford Financial Services Group, Inc.	88,267	1,434,339
Lincoln National Corp.	60,075	1,166,657
Loews Corp.	60,290	2,269,919
Marsh & McLennan Cos., Inc.	106,697	3,373,759
MetLife, Inc.	210,051	6,549,390
Principal Financial Group, Inc.	60,759	1,494,671
The Progressive Corp.	122,698	2,393,838
Prudential Financial, Inc.	93,850	4,703,762
Torchmark Corp.	20,326	881,945
The Travelers Cos., Inc.	81,900	4,846,023
Unum Group	57,210	1,205,415
XL Group Plc	62,777	1,241,101
		80,907,408
Internet & Catalog Retail — 0.8%
Amazon.com, Inc. (a)	72,308	12,516,515
Expedia, Inc.	18,499	536,841
Netflix, Inc. (a)	10,968	759,972
Priceline.com, Inc. (a)	9,914	4,636,877
TripAdvisor, Inc. (a)	18,499	466,360
		18,916,565
Internet Software & Services — 2.0%
Akamai Technologies, Inc. (a)	35,748	1,153,945
eBay, Inc. (a)	228,229	6,922,186
Google, Inc., Class A (a)	50,205	32,427,409
VeriSign, Inc.	31,693	1,132,074
Yahoo! Inc. (a)	246,645	3,978,384
		45,613,998
IT Services — 3.9%
Accenture Plc, Class A (b)	127,303	6,776,339
Automatic Data Processing, Inc.	97,043	5,241,292
Cognizant Technology Solutions Corp. (a)(b)	60,163	3,869,082
Computer Sciences Corp.	31,026	735,316
Fidelity National Information Services, Inc.	48,315	1,284,696
Fiserv, Inc. (a)	28,049	1,647,598
International Business Machines Corp.	234,217	43,067,822
MasterCard, Inc., Class A	21,188	7,899,310
Paychex, Inc.	63,860	1,922,825
SAIC, Inc. (a)	54,323	667,630
Teradata Corp. (a)	33,348	1,617,711
Total System Services, Inc.	32,385	633,451
Visa, Inc., Class A	101,088	10,263,465
The Western Union Co.	123,192	2,249,486
		87,876,023
Leisure Equipment & Products — 0.1%
Hasbro, Inc.	22,497	717,429
Mattel, Inc.	67,226	1,866,194
		2,583,623
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc. (a)	68,797	2,403,079
Life Technologies Corp. (a)	35,250	1,371,577
PerkinElmer, Inc.	22,558	451,160
Thermo Fisher Scientific, Inc. (a)	75,216	3,382,464
Waters Corp. (a)(b)	17,833	1,320,534
		8,928,814

Common Stocks	Shares	Value
Machinery — 2.1%
Caterpillar, Inc.	128,522	$11,644,093
Cummins, Inc.	38,352	3,375,743
Danaher Corp.	113,462	5,337,253
Deere & Co.	82,195	6,357,783
Dover Corp.	36,860	2,139,723
Eaton Corp.	66,104	2,877,507
Flowserve Corp.	11,045	1,096,989
Illinois Tool Works, Inc.	96,079	4,487,850
Ingersoll-Rand Plc	61,857	1,884,783
Joy Global, Inc.	20,825	1,561,250
PACCAR, Inc.	70,817	2,653,513
Pall Corp.	22,898	1,308,621
Parker Hannifin Corp.	30,061	2,292,151
Snap-On, Inc.	11,621	588,255
Xylem, Inc.	36,724	943,440
		48,548,954
Media — 3.1%
Cablevision Systems Corp., Class A	44,529	633,202
CBS Corp., Class B	130,148	3,532,217
Comcast Corp., Class A	541,441	12,837,566
DIRECTV, Class A (a)	140,275	5,998,159
Discovery Communications, Inc., Class A (a)	52,587	2,154,489
Gannett Co., Inc.	48,077	642,790
Interpublic Group of Cos., Inc.	89,482	870,660
The McGraw-Hill Cos., Inc.	58,368	2,624,809
News Corp., Class A	435,926	7,776,920
Omnicom Group, Inc.	54,887	2,446,862
Scripps Networks Interactive	19,391	822,566
Time Warner Cable, Inc.	63,458	4,034,025
Time Warner, Inc.	198,966	7,190,631
Viacom, Inc., Class B	109,795	4,985,791
Walt Disney Co.	357,061	13,389,788
The Washington Post Co., Class B	979	368,897
		70,309,372
Metals & Mining — 0.9%
Alcoa, Inc.	210,862	1,823,956
Allegheny Technologies, Inc.	21,000	1,003,800
Cliffs Natural Resources, Inc.	28,162	1,755,901
Freeport-McMoRan Copper & Gold, Inc., Class B	188,296	6,927,410
Newmont Mining Corp.	98,235	5,895,082
Nucor Corp.	63,229	2,501,972
Titanium Metals Corp.	15,489	232,025
United States Steel Corp.	28,711	759,693
		20,899,839
Multi-Utilities — 1.5%
Ameren Corp.	47,888	1,586,529
CenterPoint Energy, Inc.	84,385	1,695,295
CMS Energy Corp.	49,899	1,101,770
Consolidated Edison, Inc.	58,370	3,620,691
Dominion Resources, Inc.	113,086	6,002,605
DTE Energy Co.	33,553	1,826,961
Integrys Energy Group, Inc.	15,394	834,047
NiSource, Inc.	55,609	1,324,050
PG&E Corp.	80,789	3,330,123
Public Service Enterprise Group, Inc.	100,882	3,330,115
SCANA Corp.	23,095	1,040,661

See Notes to Financial Statements.

24	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Multi-Utilities (concluded)
Sempra Energy	47,851	$2,631,805
TECO Energy, Inc.	42,961	822,273
Wisconsin Energy Corp.	46,317	1,619,242
Xcel Energy, Inc.	96,784	2,675,110
		33,441,277
Multiline Retail — 0.8%
Big Lots, Inc. (a)	12,995	490,691
Dollar Tree, Inc. (a)	23,668	1,967,047
Family Dollar Stores, Inc.	23,020	1,327,333
JCPenney Co., Inc.	28,325	995,624
Kohl’s Corp.	50,420	2,488,227
Macy’s, Inc.	82,987	2,670,522
Nordstrom, Inc.	32,253	1,603,297
Sears Holdings Corp. (a)(b)	7,629	242,450
Target Corp.	133,391	6,832,287
		18,617,478
Office Electronics — 0.1%
Xerox Corp.	275,579	2,193,609
Oil, Gas & Consumable Fuels — 10.2%
Alpha Natural Resources, Inc. (a)	43,831	895,467
Anadarko Petroleum Corp.	98,946	7,552,548
Apache Corp.	76,287	6,910,076
Cabot Oil & Gas Corp.	20,705	1,571,509
Chesapeake Energy Corp.	130,935	2,918,541
Chevron Corp.	395,751	42,107,906
ConocoPhillips	263,874	19,228,498
Consol Energy, Inc.	44,929	1,648,894
Denbury Resources, Inc. (a)	79,731	1,203,938
Devon Energy Corp.	80,307	4,979,034
El Paso Corp.	153,547	4,079,744
EOG Resources, Inc.	53,546	5,274,816
EQT Corp.	29,615	1,622,606
Exxon Mobil Corp. (c)	952,482	80,732,374
Hess Corp.	59,005	3,351,484
Marathon Oil Corp.	139,484	4,082,697
Marathon Petroleum Corp.	70,636	2,351,472
Murphy Oil Corp.	38,344	2,137,295
Newfield Exploration Co. (a)	26,203	988,639
Noble Energy, Inc.	34,973	3,301,102
Occidental Petroleum Corp.	161,341	15,117,652
Peabody Energy Corp.	53,662	1,776,749
Pioneer Natural Resources Co.	24,339	2,177,854
QEP Resources, Inc.	35,057	1,027,170
Range Resources Corp.	31,132	1,928,316
Southwestern Energy Co. (a)	68,950	2,202,263
Spectra Energy Corp.	129,532	3,983,109
Sunoco, Inc.	21,405	878,033
Tesoro Corp. (a)(b)	28,563	667,232
Valero Energy Corp.	110,513	2,326,299
Williams Cos., Inc.	117,344	3,874,699
		232,898,016
Paper & Forest Products — 0.2%
International Paper Co.	86,608	2,563,597
MeadWestvaco Corp.	33,827	1,013,118
		3,576,715

Common Stocks	Shares	Value
Personal Products — 0.2%
Avon Products, Inc.	85,348	$1,491,030
The Estée Lauder Cos., Inc., Class A	22,222	2,495,975
		3,987,005
Pharmaceuticals — 6.2%
Abbott Laboratories	309,599	17,408,752
Allergan, Inc.	60,647	5,321,168
Bristol-Myers Squibb Co.	336,802	11,868,903
Eli Lilly & Co.	202,509	8,416,274
Forest Laboratories, Inc. (a)	52,494	1,588,468
Hospira, Inc. (a)	32,674	992,309
Johnson & Johnson	542,686	35,589,348
Merck & Co., Inc.	605,725	22,835,833
Mylan, Inc. (a)	84,467	1,812,662
Perrigo Co.	18,528	1,802,774
Pfizer, Inc.	1,527,597	33,057,199
Watson Pharmaceuticals, Inc. (a)	25,268	1,524,671
		142,218,361
Professional Services — 0.1%
Dun & Bradstreet Corp.	9,608	718,967
Equifax, Inc.	24,260	939,832
Robert Half International, Inc.	28,714	817,200
		2,475,999
Real Estate Investment Trusts (REITs) — 1.8%
Apartment Investment & Management Co., Class A	23,585	540,332
AvalonBay Communities, Inc.	18,917	2,470,560
Boston Properties, Inc.	29,379	2,926,148
Equity Residential	59,110	3,371,043
HCP, Inc.	81,196	3,363,950
Health Care REIT, Inc.	37,737	2,057,799
Host Marriott Corp. (b)	139,920	2,066,618
Kimco Realty Corp.	80,650	1,309,756
Plum Creek Timber Co., Inc.	32,101	1,173,613
ProLogis	90,946	2,600,146
Public Storage	28,266	3,800,646
Simon Property Group, Inc.	58,375	7,526,873
Ventas, Inc.	57,434	3,166,337
Vornado Realty Trust	36,819	2,829,908
Weyerhaeuser Co.	106,738	1,992,799
		41,196,528
Real Estate Management & Development — 0.0%
CBRE Group, Inc. (a)	64,326	979,042
Road & Rail — 0.9%
CSX Corp.	208,778	4,396,864
Norfolk Southern Corp.	66,829	4,869,161
Ryder System, Inc.	10,227	543,463
Union Pacific Corp.	96,085	10,179,245
		19,988,733
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc. (a)	117,638	635,245
Altera Corp.	63,664	2,361,934
Analog Devices, Inc.	59,332	2,122,899
Applied Materials, Inc.	259,175	2,775,764
Broadcom Corp., Class A (a)	96,536	2,834,297
First Solar, Inc. (a)(b)	11,840	399,718

See Notes to Financial Statements.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011	25

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Intel Corp.	1,011,942	$24,539,594
KLA-Tencor Corp.	33,092	1,596,689
Linear Technology Corp.	45,162	1,356,215
LSI Corp. (a)(b)	112,665	670,357
Microchip Technology, Inc.	37,769	1,383,479
Micron Technology, Inc. (a)	195,774	1,231,419
Novellus Systems, Inc. (a)	13,305	549,363
NVIDIA Corp. (a)	121,376	1,682,271
Teradyne, Inc. (a)	36,815	501,788
Texas Instruments, Inc.	227,019	6,608,523
Xilinx, Inc.	52,542	1,684,497
		52,934,052
Software — 3.5%
Adobe Systems, Inc. (a)	97,854	2,766,333
Autodesk, Inc. (a)	45,343	1,375,253
BMC Software, Inc. (a)	33,275	1,090,754
CA, Inc.	72,686	1,469,347
Citrix Systems, Inc. (a)	36,980	2,245,426
Electronic Arts, Inc. (a)	66,242	1,364,585
Intuit, Inc.	59,123	3,109,279
Microsoft Corp.	1,487,808	38,623,496
Oracle Corp.	781,989	20,058,018
Red Hat, Inc. (a)	38,247	1,579,219
Salesforce.com, Inc. (a)	27,068	2,746,319
Symantec Corp. (a)	145,540	2,277,701
		78,705,730
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	17,230	841,513
AutoNation, Inc. (a)	9,293	342,633
AutoZone, Inc. (a)	5,558	1,806,183
Bed Bath & Beyond, Inc. (a)	47,500	2,753,575
Best Buy Co., Inc.	57,568	1,345,364
CarMax, Inc. (a)(b)	44,839	1,366,693
GameStop Corp., Class A (a)(b)	27,568	665,216
The Gap, Inc.	68,750	1,275,312
Home Depot, Inc.	306,393	12,880,762
Limited Brands, Inc.	49,063	1,979,692
Lowe’s Cos., Inc.	248,964	6,318,706
O’Reilly Automotive, Inc. (a)	25,647	2,050,478
Orchard Supply Hardware Stores Corp., Class A (a)	345	1,296
Ross Stores, Inc.	45,812	2,177,444
Staples, Inc.	139,086	1,931,904
Tiffany & Co.	25,219	1,671,011
TJX Cos., Inc.	74,987	4,840,411
Urban Outfitters, Inc. (a)	21,330	587,855
		44,836,048
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	58,096	3,546,180
NIKE, Inc., Class B	73,739	7,106,227
Ralph Lauren Corp.	12,825	1,770,876
VF Corp.	17,344	2,202,515
		14,625,798
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	105,568	659,800
People’s United Financial, Inc.	70,118	901,016
		1,560,816

Common Stocks	Shares	Value
Tobacco — 2.0%
Altria Group, Inc.	408,728	$12,118,785
Lorillard, Inc.	26,854	3,061,356
Philip Morris International, Inc.	345,190	27,090,511
Reynolds American, Inc.	67,485	2,795,229
		45,065,881
Trading Companies & Distributors — 0.2%
Fastenal Co.	58,521	2,552,101
W.W. Grainger, Inc.	12,049	2,255,452
		4,807,553
Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A	78,080	4,685,581
MetroPCS Communications, Inc. (a)	59,003	512,146
Sprint Nextel Corp. (a)	593,351	1,388,441
		6,586,168
Total Common Stocks — 99.2%		2,261,924,678

Preferred Stocks
Specialty Retail — 0.0%
Orchard Supply Hardware Stores Corp., Series A, 0.00% (a)	345	1,296
Total Long-Term Investments (Cost — $1,820,817,023) — 99.2%		2,261,925,974

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)(e)	20,822,036	20,822,036

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (d)(e)(f)	$21,533	21,533,097
Total Short-Term Securities (Cost — $42,355,133) — 1.8%		42,355,133
Total Investments (Cost — $1,863,172,156*) — 101.0%		2,304,281,107
Liabilities in Excess of Other Assets — (1.0)%		(23,214,529)
Net Assets — 100.0%		$2,281,066,578

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,466,579,071
Gross unrealized appreciation	$955,842,971
Gross unrealized depreciation	118,140,935
Net unrealized appreciation	$837,702,036

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

See Notes to Financial Statements.

26	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011

Schedule of Investments (concluded)	Master S&P 500 Index Series

(d)	Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest/ Shares Held at December 31, 2010	Shares Purchased		Beneficial Interest/ Shares Sold	Beneficial Interest/ Shares Held at December 31, 2011	Value at December 31, 2011	Realized Gain (Loss)	Income
BlackRock, Inc.	—	21,176		(1,295)	19,881	$3,543,590	$(23,504)	$80,375
BlackRock Liquidity Funds, TempFund, Institutional Class	11,774,805	9,047,231	[1]	—	20,822,036	$20,822,036	$307	$10,485
BlackRock Liquidity Series, LLC Money Market Series	$135,284,520	—		$(113,751,423)[2]	$21,533,097	$21,533,097	—	$290,233
The PNC Financial Services Group, Inc.	108,792	3,620		(7,961)	104,451	$6,023,689	$16,408	$181,911

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest sold.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

•	Financial futures contracts sold as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
382	S&P 500 Emini	Chicago Mercantile	March 2012	$23,924,660	$(44,721)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[3]	$2,261,923,382	$2,592	—	$2,261,925,974
Short-Term Securities	20,822,036	21,533,097	—	42,355,133
Total	$2,282,745,418	$21,535,689	—	$2,304,281,107

[3]	See above schedule of investments for values in each industry excluding Level 2, Specialty Retail, within the table.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[4]
Liabilities:
Equity contracts	$(44,721)	—	—	$(44,721)

[4]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011	27

Statement of Assets and Liabilities	Master S&P 500 Index Series

December 31, 2011
Assets
Investments at value — unaffiliated (including securities loaned of $20,985,148) (cost — $1,812,366,267)	$2,252,358,695
Investments at value — affiliated (cost — $50,805,889)	51,922,412
Investments sold receivable	7,724,027
Dividends receivable	3,433,513
Securities lending income receivable — affiliated	40,701
Prepaid expenses	43,537
Total assets	2,315,522,885

Liabilities
Collateral on securities loaned at value	21,533,097
Margin variation payable	89,170
Investment advisory fees payable	38,405
Other affiliates payable	5,916
Directors’ fees payable	943
Withdrawals payable to investors	12,587,583
Other accrued expenses payable	201,193
Total liabilities	34,456,307
Net Assets	$2,281,066,578

Net Assets Consist of
Investors’ capital	$1,840,002,348
Net unrealized appreciation/depreciation	441,064,230
Net Assets	$2,281,066,578

See Notes to Financial Statements.

28	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011

Statement of Operations	Master S&P 500 Index Series

Year Ended December 31, 2011
Investment Income
Dividends — unaffiliated	$48,964,963
Foreign taxes withheld	(43,371)
Dividends — affiliated	272,771
Securities lending — affiliated	305,591
Total income	49,499,954

Expenses
Investment advisory	236,277
Accounting services	383,755
Custodian	111,432
Professional	101,513
Directors	57,219
Registration	20,000
Printing	4,733
Miscellaneous	46,642
Total expenses	961,571
Less fees waived by advisor	(130,251)
Total expenses after fees waived	831,320
Net investment income	48,668,634

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(2,425,254)
Investments — affiliated	(6,789)
Financial futures contracts	(2,311,537)
(4,743,580)
Net change in unrealized appreciation/depreciation on:
Investments	9,277,367
Financial futures contracts	(55,374)
9,221,993
Total realized and unrealized gain	4,478,413
Net Increase in Net Assets Resulting from Operations	$53,147,047

See Notes to Financial Statements.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011	29

Statements of Changes in Net Assets	Master S&P 500 Index Series

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2011	2010
Operations
Net investment income	$48,668,634	$46,035,411
Net realized gain (loss)	(4,743,580)	(5,190,154)
Net change in unrealized appreciation/depreciation	9,221,993	279,529,123
Net increase in net assets resulting from operations	53,147,047	320,374,380

Capital Transactions
Proceeds from contributions	758,612,964	601,567,988
Value of withdrawals	(894,677,279)	(836,617,134)
Net decrease in net assets derived from capital transactions	(136,064,315)	(235,049,146)

Net Assets
Total increase (decrease) in net assets	(82,917,268)	85,325,234
Beginning of year	2,363,983,846	2,278,658,612
End of year	$2,281,066,578	$2,363,983,846

See Notes to Financial Statements.

30	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011

Financial Highlights	Master S&P 500 Index Series

	Year Ended December 31,
	2011	2010	2009	2008	2007
Total Investment Return
Total investment return	2.06%	15.11%	26.61%	(36.92)%	5.56%

Ratios to Average Net Assets
Total expenses	0.04%	0.04%	0.05%	0.04%	0.04%
Total expenses after fees waived and paid indirectly	0.03%	0.04%	0.04%	0.04%	0.03%
Net investment income	2.06%	2.03%	2.32%	2.31%	1.95%

Supplemental Data
Net assets, end of year (000)	$2,281,067	$2,363,984	$2,278,659	$1,953,848	$3,721,171
Portfolio turnover	6%	5%	7%	8%	4%

See Notes to Financial Statements.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011	31

Notes to Financial Statements	Master S&P 500 Index Series

1. Organization and Significant Accounting Policies:

Master S&P 500 Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns interest income on the securities loaned but does not

32	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011

Notes to Financial Statements (continued)	Master S&P 500 Index Series

receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the year ended December 31, 2011, any securities on loan were collateralized by cash.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

In December 2011, the FASB issued guidance that will enhance current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting agreements or similar agreements and will require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the Statement of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized appreciation or depreciation.When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011	33

Notes to Financial Statements (continued)	Master S&P 500 Index Series

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of December 31, 2011
	Liability Derivatives
	Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation/ depreciation[1]	$44,721

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Year Ended December 31, 2011
Net Realized Loss From
Equity contracts:
Financial futures contracts	$ (2,311,537)

Net Change in Unrealized Appreciation/Depreciation on
Equity contracts:
Financial futures contracts	$ (55,374)

For the year ended December 31, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	289
Average notional value of contracts purchased	$18,167,765

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager contractually agreed to waive its investment advisory fee by 0.005% of the Series’ average daily net assets. The Manager has agreed not to reduce or discontinue this contractual waiver prior to May 1, 2012 unless approved by the Board, including a majority of the Independent Directors. For the year ended December 31, 2011, the Manager waived $93,567, which is included in fees waived by advisor in the Statement of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. For the year ended December 31, 2011, the Manager waived $36,684, which is included in fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager.The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2011, the Series reimbursed the Manager $24,984 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. As securities lending agent, BIM is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BIM does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Series retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the year ended December 31, 2011, BIM received $88,333 in securities lending agent fees related to securities lending activities for the Series.

34	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011

Notes to Financial Statements (concluded)	Master S&P 500 Index Series

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities for the year ended December 31, 2011, were $131,646,545 and $238,632,831, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2011. The Series may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. Effective November 2011, the credit agreement was renewed until November 2012 with the following terms: a commitment fee of 0.065% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2011.The Series did not borrow under the credit agreement during the year ended December 31, 2011.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counter-party credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterpar-ties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011	35

Report of Independent Registered Public Accounting Firm	Master S&P 500 Index Series

To the Investors of Master S&P 500 Index Series and
Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master S&P 500 Index Series, one of the portfolios constituting Quantitative Master Series LLC (the “Master LLC”), as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master S&P 500 Index Series of Quantitative Master Series LLC as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
February 27, 2012

36	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Fund/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 107 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2010.

				33 RICs consisting of 107 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				33 RICs consisting of 107 Portfolios	None
Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2004	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 107 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.

				33 RICs consisting of 107 Portfolios	AIMS Worldwide, Inc. (marketing)
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 107 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				33 RICs consisting of 107 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 107 Portfolios	None
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2005

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				33 RICs consisting of 107 Portfolios	None

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011	37

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Fund/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1] (concluded)
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				33 RICs consisting of 107 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				33 RICs consisting of 107 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served for the Fund/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain Directors as joining the Fund’s/Master LLC’s board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Director	Since 2011

Senior Managing Director, BlackRock and Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.

			159 RICs consisting of 286 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			159 RICs consisting of 286 Portfolios	None

[3]

Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Fund/Master LLC based on his position with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Fund/Master LLC based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

38	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Fund/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.
Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009

Managing Director of BlackRock since 2005; Co-head of the Global Cash and Securities Lending Group since 2010; Chief Operating Officer and Head of the Global Client Group for BlackRock’s Global Cash Management Business from 2007 to 2010; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009

Managing Director of BlackRock since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011	39

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Fund/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[1] (concluded)
Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.

[1]	Officers of the Fund/Master LLC serve at the pleasure of the Board.
Further information about the Officers and Directors is available in the Fund’s/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 22, 2011, Richard S. Davis resigned as Director of the Fund and the Master LLC, and Paul L. Audet became Director of the Fund and the Master LLC.

40	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Portfolio will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Portfolio at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Portfolio/Series file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Portfolio’s/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Portfolio/Series use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Portfolio/Series voted proxies relating to securities held in the portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011	41

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

42	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011

AWorld-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Commodity Strategies Fund
BlackRock Emerging Markets Long/Short Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Long/Short Credit Fund
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Asset Income Portfolio†
BlackRock Multi-Sector Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Portfolio
BlackRock World Income Fund
US Mortgage Portfolio

Municipal Bond Funds

BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

LifePath Index Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2011	43

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Portfolio unless accompanied or preceded by the Portfolio’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#IE-12/11-AR

Item 2 –

Code of Ethics – Each registrant (for “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – Each registrant’s boards of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Index Equity Portfolio of BlackRock Funds	$7,000	$6,800	$0	$0	$12,350	$6,100	$0	$126
Master S&P 500 Index Series of Quantitative Master Series LLC	$34,500	$33,500	$0	$0	$18,600	$17,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$3,030,000	$2,950,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrants on an annual basis require specific pre-approval by the registrant’s Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to a registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrants, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Index Equity Portfolio of BlackRock Funds	$12,350	$17,003
Master S&P 500 Index Series of Quantitative Master Series LLC	$18,600	$27,777

Additionally, SAS No. 70 fees for the current and previous fiscal years of $3,030,000 and $2,950,000, respectively, were billed by D&T to the Investment Adviser.

(h) Each Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Reports to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: March 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: March 1, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: March 1, 2012